Income Taxes - Schedule of Components of Income Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. income before tax												$ 270	$ 275	$ 267
Foreign income before tax												23	17	13
Income before income taxes	$ 71	$ 65	$ 68	$ 80	$ 80	$ 83	$ 85	$ 67	$ 57	$ 231	$ 228	$ 293	$ 292	$ 280